Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Intangible assets and goodwill [Line Items]
Goodwill	$ 117,190,763	$ 124,955,438	$ 124,955,438
Additions for business combination		306,691
Other increases (decreases)	6,243,023	9,153,712
Impairment of the year	(3,401,430)
Conversion effect	(10,606,268)	(7,549,866)
Changes	(7,764,675)	1,910,537
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill	$ 117,190,763	$ 124,955,438	$ 123,044,901